                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.       Name and address of issuer:

         Fidelity Defined Trusts, Series 1
         82 Devonshire Street
         Boston, MA 02109

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

         Laddered Government Series 1, Short Treasury Portfolio
         Laddered Government Series 2, Short/Intermediate Treasury Portfolio Rolling Government Series 1, Short Treasury Portfolio

3.       Investment Company Act File Number: 811-07349


         Securities Act File Number: 33-62243


4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 1998

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[X] Check box if this is the last time the issuer will be filing this Form.


5.       Calculation of registration fee:

         (i)    Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                    $      0.00

         (ii)   Aggregate price of securities redeemed
                or repurchased during the fiscal year:   $ 362,055.84

         (iii)  Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable to the
                Commission:                              $          0
                                                         ------------

         (iv)   Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                        $362,055.84


         (v)    Net sales--if Item 5(i) is greater than
                Item 5(iv) [subtract Item 5(iv) from
                Item 5(i)]:                                          $      0.00

         (vi)   Redemption credits available for use
                in future years -- if Item 5(i) is less
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                         $(362,055.84
                                                         ------------

         (vii)  Multiplier for determining registration
                fee (See Instruction C.9):                              x.000278

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
                due):                                                     =$0.00


6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due--if this Form is being filed more than 90 days after the end of the issuer' fiscal year (see Instruction D):

                                                                      +$
                                                                       ---------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                          =$0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



                  Method of Delivery:

                           [ ] Wire Transfer
                           [ ] Mail or other means

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and on the capacities and on the dates indicated.

         By (Signature and Title)* _____________________________________________

                     Charles A. Brown III Vice President, National Sales Manager
                     -----------------------------------------------------------

         Date March 31, 1999

                     *Please print the name and title of the signing officer below the signature.